Other receivable (Details narrative) - USD ($)	Oct. 12, 2022	Nov. 05, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 26, 2022
Frame work Agreement interest rate			6.50%		7.00%
Shanghai Jiaoda Onlly Co Ltd [Member]
Company received amount	$ 7,000,000.0
Interest receivable			$ 0	$ 400,000
Total consideration		$ 71,600,000
Payment to party		$ 7,000,000.0
Frame work Agreement interest rate		15.97%